Summary of Significant Accounting Policies (Details) - Schedule of disaggregate the revenue - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of disaggregate the revenue [Abstract]
Market data services	$ 107,184	$ 73,524	$ 75,044
Investor relations management services		21,113	86,788
Commissions	390,569	643,145	33,680
Fund management services	153,494
Other revenue	1,789	4,343	5,285
Total revenues	$ 653,036	$ 742,125	$ 200,797